SECURED BORROWINGS, Nord LB Facility (Details) - Secured Borrowings [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Aircraft	Dec. 31, 2019 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,562,910	$ 1,717,483
Nord LB Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 63,309	$ 65,290
Number of aircraft serving as security | Aircraft	3
Maturity date	May 14, 2021
Percentage of lease rentals collected applied to interest and principal	95.00%
Nord LB Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate	1 month
Basis spread on variable rate	1.85%